Share-based Payments - Additional Information (Detail)						3 Months Ended		6 Months Ended
	May 01, 2023 $ / shares	Apr. 06, 2023 shares $ / shares	Apr. 03, 2023 $ / shares	Mar. 01, 2023 € / shares	Feb. 01, 2023 € / shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares
statement of Lineitems [Line Items]
Total number of RSUs granted		846,000
Weighted average share price | (per share)	$ 9.25	$ 8.05	$ 7.82	€ 8.29	€ 9.50
Description of maximum term of options granted for share-based payment arrangement		April 5, 2033
Percentage of aggregate number of stock options shall vest on one year at grant date		25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date		48.00%
Number of share options exercisable in share-based payment arrangement						2,065,270	1,287,099	2,065,270	1,287,099
Expense from share-based payment transactions | €						€ 2,716,927	€ 3,142,839	€ 5,299,814	€ 5,089,777
Employees [Member] | Restricted Stock Units [Member]
statement of Lineitems [Line Items]
Total number of RSUs granted								413,988